Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Stock Option Activity
The following table summarizes the share options for the years ended December 31, 2019, 2020 and 2021:

	Number of shares	Weighted-Average per Share Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		RMB	Years	RMB
Outstanding a s of December 31, 2018, 2019 and 2020	—	—	—	—

Granted	114,000,000	4.90	—	—

Outstanding a s of December 31, 2021	114,000,000	4.90	9.10	—
Expected to vest a s of December 31, 2021	94,677,000	4.90	9.10	—
Exercisable a s of December 31, 2021	—	—	—	—

summay of fair values of the share options granted
The fair values of the share options granted by the Company to employees for the year ended December 31, 2021 are as follows:

For the Year Ended December 31,
2021

Weighted average grant date fair value of option per share	6.63
Aggregate grant date fair value of options	465,553

Summary of assumptions used to determine the fair value of stock options
The assumptions used to estimate the fair values of the share options granted were as follows:

	For the Year Ended December 31,
	2021
Risk-free rate of return (1)		1.25% to 1.85%
Dividend yield (2)		0%
Expected volatility (3)		136.91% to 142.01%
Expected term (4)		10 years
Exercise multiple (5)		2.80
Fair value of ordinary share	US$	3.78 to US$17.51

Restricted Share Units
Summary of Restricted Shares Activity
The following table summarizes the RSUs activity for the years ended December 31, 2019, 2020 and 2021:

	Number of shares	Weighted average grant date fair value
		RMB
Outstanding a s of December 31, 2018	32,030,000	1.55

Forfeited	(2,368,461)	1.51
Vested	(13,928,205)	1.59

Outstanding a s of December 31, 2019	15,733,334	1.51

Forfeited	(2,691,282)	1.51
Vested	(4,002,052)	1.51

Outstanding a s of December 31, 2020	9,040,000	1.51

Granted	236,768,940	3.74
Forfeited	(6,991,000)	3.10
Vested	(101,574,270)	2.15

Outstanding a s of December 31, 2021	137,243,670	4.81

Restricted Ordinary Shares
Summary of Restricted Shares Activity
The following table summarizes the restricted ordinary shares activity under Replacement Agreement for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value
		RMB

Outstanding a s of December 31, 2018	17,594,000	2.56

Forfeited	(1,594,000)	2.56
Vested	(16,000,000)	2.56

Outstanding as of December 31, 2019, 2020 and 2021	—	—